Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (365)	$ (140)	$ (63)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	187	197	197
Loss on extinguishment of debt	57	(7)	78
Amortization of debt discount and issuance costs	18	15	17
Deferred income taxes	(10)	9	(19)
Proceeds from (Payments to) Noncontrolling Interests	(5)
Interest Costs Capitalized	1	1	1
Earnings from unconsolidated entities	5	(6)	0
Proceeds from Noncontrolling Interests		6	0
Stock-based compensation expense	(1)	(2)	3
Interest Paid, Capitalized	0	0	11
Defined Benefit Plan, Curtailments	1	(6)	0
Foreign Currency Transaction Gain (Loss), Unrealized	1	7	(4)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	2	(2)	0
Changes in operating assets and liabilities:
Accounts receivable	16	22	(7)
Inventories	13	(19)	(28)
Due to/from affiliates	(10)	10	4
Increase (Decrease) in Accrued Taxes Payable	0	(5)	5
Prepaid expenses and other assets	(5)	(7)	1
Trade payables	(36)	1	25
Accrued expenses and other liabilities	21	12	16
Pension liabilities	11	11	17
Net cash (used in) provided by operating activities	(95)	106	253
Cash flows from investing activities: [Abstract]
Capital expenditures	(107)	(112)	(91)
Purchases of intangible assets	(2)	(2)	(4)
Proceeds from Sale of Property, Plant, and Equipment	7	0	0
Payments to Acquire Interest in Joint Venture	0	(6)	0
Net cash used in investing activities	(102)	(120)	(95)
Cash flows from financing activities: [Abstract]
Debt issuance costs	(33)	(5)	(18)
Increase (decrease) in short-term borrowings	3	1	2
Payments of Debt Extinguishment Costs	(51)	0	(54)
Proceeds from long-term debt	1,725	52	849
Cash Dividends Paid to Parent Company	0	(1)	(1)
Payments of long-term debt	(1,533)	(88)	(890)
Net cash used in financing activities	111	(41)	(112)
Decrease in cash and cash equivalents	(86)	(55)	46
Effect of exchange rate changes on cash	(3)	4	(3)
Cash and cash equivalents, beginning of period	199	250	207
Cash and cash equivalents, end of period	110	199	250
Interest Paid	237	203	208
Income Taxes Paid	$ 18	$ 22	$ 8